Intangible assets and goodwill	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill.
Intangible assets and goodwill

8.Intangible assets and goodwill

Details of the Company’s intangible assets as of December 31, 2022 and December 31, 2021 are listed as follows:

	Balance
	December 31, 2021		Foreign	Balance
	(Restated)	Additions	exchange	December 31, 2022
Cost
Customer relationships	$15,612,098	—	(308,448)	$15,303,650
Technology	470,000	—	—	470,000
Non-compete	176,140	—	(57,195)	118,945
Brand	2,389,443	—	(10,154)	2,379,289
Patents	15,232	—	—	15,232
Internally generated intangible assets	9,371,951	1,828,983	(613,556)	10,587,378
	$28,034,864	1,828,983	(989,352)	$28,874,495
Accumulated amortization
Customer relationships	6,361,535	2,722,780	(25,830)	9,058,485
Technology	290,499	179,501	—	470,000
Non-compete	56,744	69,687	—	126,431
Brand	349,495	1,601,285	(5,619)	1,945,161
Patents	—	—	—	—
Internally generated intangible assets	6,047,607	935,701	(440,807)	6,542,501
	13,105,880	5,508,954	(472,256)	18,142,578
Net book value	$14,928,984			$10,731,917

					Balance
	Balance				December 31,
	December 31,	Acquisitions		Foreign	2021
	2020	(note 4)	Additions	exchange	(Restated)
Cost
Customer relationships	$11,775,697	3,785,815	—	50,586	$15,612,098
Technology	470,000	—	—	—	470,000
Non-compete	51,031	124,580	—	529	176,140
Brand	1,520,899	856,141	—	12,403	2,389,443
Patents	—	—	15,232	—	15,232
Internally generated intangible assets	7,015,035	—	2,349,501	7,415	9,371,951
	$20,832,662	4,766,536	2,364,733	70,933	$28,034,864
Accumulated amortization
Customer relationships	4,099,565	—	2,260,372	1,598	6,361,535
Technology	196,499	—	94,000	—	290,499
Non-compete	19,638	—	37,105	—	56,743
Brand	133,921	—	215,574	—	349,495
Patents	—	—	—	—	—
Internally generated intangible assets	4,264,687	—	1,777,451	5,470	6,047,608
	8,714,310	—	4,384,502	7,068	13,105,880
Net book value	$12,118,352				$14,928,984

Details of the Company’s goodwill as of December 31, 2022 and December 31, 2021 are listed as follows:

	Balance
	December 31, 2021	Foreign	Balance
	(Restated)	exchange	December 31, 2022
VIQ Australia	$5,350,379	$(313,564)	$5,036,815
Dataworxs	141,504	(9,058)	132,446
VIQ US	3,570,275	—	3,570,275
VIQ Media	2,614,802	—	2,614,802
VIQ UK	763,597	(70,887)	692,710
	$12,440,557	$(393,509)	$12,047,048

				Balance
	Balance	Acquisitions	Foreign	December 31, 2021
	December 31, 2020	(note 4)	exchange	(Restated)
VIQ Australia	$650,001	$4,666,337	$34,041	$5,350,379
Dataworxs	141,018	—	486	141,504
VIQ US	3,570,275	—	—	3,570,275
VIQ Media	2,614,802	—	—	2,614,802
VIQ UK	—	763,597	—	763,597
	$6,976,096	$5,429,934	$34,527	$12,440,557

Impairment testing for cash-generating units containing goodwill

The annual impairment test of goodwill was performed as of December 31, 2022. The recoverable amount of the Company’s CGUs were assessed using the higher of value in use or fair value less cost to sell.

●	Value in use was estimated using a discounted cash flow approach over a discrete period. Cash flows for the terminal years are estimated using terminal growth rate. The risk premiums expected by market participants related to uncertainties about the industry and assumptions relating to future cash flows may differ or change quickly, depending on economic conditions and other events. The Company has made certain assumptions in determining the cash flow projections based over a five-year period from 2023 to 2027 and include management’s best estimate of expected market conditions. These assumptions may differ or change quickly depending on economic conditions or other events. It is therefore possible that future changes in assumptions may negatively affect future valuations of CGUs and goodwill, which could result in impairment losses. The Company determined the forecasted cash flows based on earnings margins, revenue growth rate and the terminal revenue growth rate based on past performance and its expectations for market development. The pre-tax discount rates used reflect specific risks in relation to the CGUs.
●	Fair value less cost to sell was estimated by using a discounted cash flow approach, similar to the approach under the value in use amounts, but adjusted for market participant assumptions and estimates. The market participant assumptions and estimates include cost savings for outsourcing of cost of sales and the assessment of multiples of operating performance of comparable entities and precedent transactions.

The Company made certain assumptions when deriving expected future cash flows, which may include assumptions pertaining to the earnings margins, revenue growth rates, discount rates and terminal growth rates.

Goodwill is allocated to groups of CGUs, based on the level at which management monitors goodwill, which cannot be higher than an operating segment. The allocation of goodwill is made to groups of CGUs that are expected to benefit from the synergies and future growth of the business combination from which the goodwill arose. The Company makes judgments in determining CGUs and the allocation of goodwill to groups of CGUs for the purpose of impairment testing. During 2022, we have grouped the VIQ Solutions PTY Ltd. and Auscript CGUs into the VIQ Australia CGU on the basis that the VIQ Australia CGU is the level in which management monitors goodwill.

With respect to the VIQ Solutions Inc. CGU, there are no goodwill or indefinite-life intangible assets associated with that CGU and no triggering events as at December 31, 2022. Consequently, no further impairment analysis was performed on that CGU.

For each of the following CGUs, or group of CGUs, the following are key assumptions on which management based its determinations of the recoverable amount for goodwill based on value in use:

		Revenue	Terminal
	Carrying value of	growth	growth
	goodwill	rate	rate	Pre-tax discount
VIQ Australia	$5,036,815	3%	2%	12.9%
Dataworxs	132,446	3%	2%	12.9%
VIQ US	3,570,275	3%	2%	12.9%
VIQ Media	2,614,802	3%	2%	12.9%
VIQ UK	692,710	3%	2%	12.9%
	$12,047,048

The Company did not recognize an impairment charge related to its goodwill in 2022 because the recoverable amounts of the CGUs, or groups of CGUs, exceeded their carrying values.